Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
5.	EARNINGS PER SHARE
Earnings per share are computed as follows:

	2023	2022
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$1,213	$592

Weighted average number of Common Shares outstanding during the year	286.2	290.4

Basic earnings per Common Share	$4.24	$2.04

Diluted earnings per Common Share [a]:
Net income attributable to Magna International Inc.	$1,213	$592

Weighted average number of Common Shares outstanding during the year	286.2	290.4
Stock options and restricted stock	0.4	0.8

	286.6	291.2

Diluted earnings per Common Share	$4.23	$2.03

[a]
Diluted earnings per Common Share exclude 2.8 million [2022 – 1.3 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not
“in-the-money”.
The dilutive effect of participating securities using the
two-class
method was excluded from the calculation of earnings per share because the effect would be immaterial.